INCOME TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX
INCOME TAX

NOTE 12. INCOME TAX

The income tax is recognized in each of the countries where the Bancolombia Group has operations, in accordance with the tax regulations in force in each of the jurisdictions.

12.1 Components recognized in the income statement:

	December 31,	December 31,	December 31,
	2020	2019	2018
In millions of Colombian pesos
Current tax
Fiscal term	(673,603)	(1,040,558)	(752,728)
Prior fiscal terms	4,723	(7,908)	146,837
Total current tax	(668,880)	(1,048,466)	(605,891)
Deferred tax
Fiscal term	684,413	(210,898)	(167,268)
Adjustments for consolidation purposes	(8,947)	(3,600)	(56,276)
Total deferred tax	675,466	(214,498)	(223,544)
Total income tax	6,586	(1,262,964)	(829,435)

12.2 Legal regulatory changes

Colombia:

The nominal income tax rates used in Colombia are 33% for the year 2019, 32% for the year 2020, 31% for the year 2021 and as of the year 2022 a rate of 30%.

The Group's Colombian national financial institutions, such as: Bancolombia, Valores Bancolombia, Fiduciaria Bancolombia and Banca de Inversión, must pay additional points for income tax as follows: 4% for 2020, and 3% for 2021 and 2022. These additional points will only be applicable to said institutions when they generate a taxable liquid income in the respective year, equal to or greater than 120,000 UVT.

Likewise, the presumptive income rate on liquid equity is gradually reduced, as follows: to 1.5% for the year 2019, to 0.5% for the year 2020 and to 0% as of the year 2021.

The deduction to income tax of 100% of the taxes, rates and contributions effectively paid during the tax year or period, which have a causal relationship, is established as a general rule, and it is not possible for tax deductions such as: income, equity and tax normalizations. In turn, 50% of the tax on financial transactions may be included as a tax deduction, which has been effectively paid by the taxpayer and is duly certified by the withholding agent.

Tax on industries and businesses and notices and bulletin boards may be taken as a tax discount on income tax, up to 50% of tax, for the years 2020 and 2021. From 2022, 100% may be discounted.

The tax discount is created for sales tax paid in the acquisition, construction, or formation and importation of productive real fixed assets, including those associated with necessary services for bringing them into good working order.

A new Colombian Holding Company regime has been created, for companies whose principal activity is holding securities, investments or shareholdings in Colombian and/or foreign corporations and the administration of such investments.

Withholding at source for dividends shall have the treatment according to the quality of these and the type of taxpayer beneficiary of the dividend.

Other Countries:

The income tax rate in the other countries where the Group has a presence amounts to 25% in Guatemala and Panama and 30% in El Salvador and Costa Rica. Until November 2020, a 5% surcharge was applied in El Salvador as a special contribution, of the value of income tax for capital gains.

12.3   Reconciliation of the effective tax rate

The reconciliation between total income tax expenses calculated at the current nominal tax rate and the tax expense recognized in the income statement for the periods ended December 31, 2020, 2019 and 2018 is detailed below:

	December 31,	December 31,	December 31,
Reconciliation of the tax rate	2020	2019	2018
In millions of Colombian pesos
Accounting profit	308,773	4,477,531	3,615,870
Applicable tax with nominal rate	(111,158)	(1,477,585)	(1,337,872)
Non-deductible expenses to determine taxable profit (loss)	(709,601)	(281,633)	(266,246)
Accounting and non-tax expense (income) to determine of taxable profit (loss)	658,671	822,683	168,134
Base Differences	(400,042)	(304,871)	(486,193)
Fiscal and non-accounting expense (income) to determine of taxable profit (loss)	(270,326)	(434,929)	579,660
Ordinary activities income exempt from taxation	290,822	258,622	235,560
Ordinary activities income not constituting income or occasional tax gain	153,638	173,791	133,211
Tax deductions	112,746	151,011	63,166
Goodwill Depreciation	212,378	194,679	218,277
Tax depreciation surplus	156,998	100,286	118,046
Untaxed recoveries	(35,788)	(22,800)	(37,768)
Tax rate effect in other countries(1)	(139,106)	(27,038)	92,125
Prior fiscal terms	4,723	(7,908)	146,837
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)(2)	82,631	(407,272)	(456,372)
Total income tax	6,586	(1,262,964)	(829,435)
(1)	The variation originates from the adjustments for the different rates in the jurisdictions where Grupo Bancolombia is present.
(2)	The variation originates from the effect of deferred tax.

12.4 Components recognized in Other Comprehensive Income (OCI)

December 31, 2020
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Revaluation related to the defined benefit liability	8,556	(4,940)	3,616
Loss net from financial instruments measured at fair value	(79,282)	32,124	(47,158)
Unrealized gains on investments in associates and joint ventures using equity method.	5,020	(89)	4,931
Gains due asset revaluation	3,561	(1,211)	2,350
Loss net investment coverage in operations abroad	(341,792)	39,443	(302,349)
Exchange differences arising on translating the foreign operations	339,475	-	339,475
Net	(64,462)	65,327	865

See Consolidated Statement of Comprehensive Income

December 31, 2019
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Losses related to the defined benefit liability	(38,451)	14,835	(23,616)
Net income from financial instruments measured at fair value	84,171	(12,607)	71,564
Unrealized gains on investments in associates and joint ventures using equity method.	8,151	(32)	8,119
Loss net investment coverage in operations abroad	(60,258)	20,213	(40,045)
Exchange differences arising on translating the foreign operations	104,955	-	104,955
Net	98,568	22,409	120,977

See Consolidated Statement of Comprehensive Income

December 31, 2018
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Revaluation related to the defined benefit liability	37,325	(7,663)	29,662
Net income from financial instruments measured at fair value	3,771	10,190	13,961
Unrealized gains on investments in associates and joint ventures using equity method.	2,581	(663)	1,918
Loss net investment coverage in operations abroad	(584,650)	172,870	(411,780)
Exchange differences arising on translating the foreign operations	1,043,593	-	1,043,593
Net	502,620	174,734	677,354

See Consolidated Statement of Comprehensive Income

12.5       Deferred tax

In accordance with the financial projections, it is expected in the future to generate enough liquid income to offset the items recorded as deductible deferred tax. These estimates start from the financial projections that were prepared considering information from the Bancolombia Group's economic research records, the expected economic environment for the next five years. The main indicators on which the models are based are GDP growth, loans growth and interest rates. In addition to these elements, the long-term Group's strategy is considered.

		Effect on			Adjustments for
	December 31,	Income	Effect on OCI	Foreign	consolidation	December 31,
	2019	Statement	and Equity	Exchange	purposes	2020
In millions of Colombian pesos
Asset Deferred Tax:
Property and equipment	7,338	(3,610)	-	313	-	4,041
Employee Benefits	232,153	2,849	(4,933)	1,401	-	231,470
Deterioration assessment	118,895	728,719	-	13,673	(1,058)	860,229
Investments evaluation	5,278	-	(168)	(171)	-	4,939
Tax credits settlement	70,676	2,375	-	-	-	73,051
Financial Obligations	91,550	(45,949)	-	-	-	45,601
Net investment coverage in operations abroad	292,882	14,663	39,443	(32)	-	346,956
Other deductions	45,812	84,277	-	(18,159)	-	111,930
implementation adjustment (1)	387,876	5,368	-	6,879	-	400,123
Total Asset Deferred Tax	1,252,460	788,692	34,342	3,904	(1,058)	2,078,340
Liability Deferred Tax:
Property and equipment	(214,548)	(72,437)	(1,211)	(466)	-	(288,662)
Employee Benefits	-	-	(7)	-	-	(7)
Deterioration assessment	(352,836)	340,397	-	(1,000)	(1,436)	(14,875)
Participatory titles evaluation	(236,625)	(20,728)	32,292	(66)	(6,364)	(231,491)
Derivatives evaluation	(4)	(113,964)	-	-	-	(113,968)
Lease restatement	(255,431)	17,579	-	-	-	(237,852)
Investments in associates. Adjustment for equity method	(695)	-	-	-	(89)	(784)
Goodwill	(1,019,970)	(162,637)	-	(1,451)	-	(1,184,058)
Properties received in payment	(92,713)	(44,662)	-	(835)	-	(138,210)
Other deductions	(192,568)	(47,827)	-	(432)	-	(240,827)
implementation adjustment (2)(3)	(8,026)	-	-	(379)	-	(8,405)
Total Liability Deferred Tax	(2,373,416)	(104,279)	31,074	(4,629)	(7,889)	(2,459,139)
Net Deferred Tax	(1,120,956)	684,413	65,416	(725)	(8,947)	(380,799)
(1)	Value recorded against retained earnings, not other comprehensive income (OCI).
(2)	Value recorded against retained earnings, not other comprehensive income (OCI).
(3)	Effect on Grupo Agromercantil Holding due to an increase in the investments.

12.6    Amount of temporary differences in subsidiaries, branches, associates over which deferred tax was not recognized is

In accordance with IAS 12 no deferred tax credit was recorded , because management can control the future moment in which such differences are reversed and this is not expected to occur in the foreseeable future.

	December 31, 2020	December 31, 2019
In millions of Colombian pesos
Temporary differences
Local Subsidiaries	(1,219,380)	(1,159,387)
Foreign Subsidiaries	(4,547,635)	(4,547,635)

12.7        Tax credits

For the 2020 period, a deferred tax asset was recognized since the Group companies will have future taxable profits in which they can charge this temporary difference.

The following is the detail of the fiscal losses and presumptive income excesses over net income in the Group's entities, which have not been used, as of December 31, 2020.

		Deferred tax
Company	Base	recognized asset
In millions of Colombian pesos
Renting Colombia	243,500	73,050
Total	243,500	73,050

12.8       Dividends

12.8.1   Dividend Payment

If the parent company or any of its subsidiaries were to distribute dividends, they would be subject to the tax regulations of each of the countries in which they are decreed and distributed. In the case of Colombian companies, dividends will be subject to the application of Articles 48 and 49 of the Tax Statute and consequently will be subject to withholding at source at the established rates, in accordance with the tax characteristics of each shareholder.

12.8.2   Dividends received from Subsidiary Companies

Considering the historical tax status of the dividends received by the Bank from its affiliates and national subsidiaries, it is expected that in the future dividends will be received on the basis of non-income tax; Likewise, they will not be subject to withholding tax, taking into account that the Bank, its affiliates and national subsidiaries belong to the same business group.

12.9        Tax contingent liabilities and assets

In the determination of the effective current and deferred taxes subject to review by the tax authority, the relevant regulations have been applied in accordance with the interpretations made by the Group Bancolombia.

In Colombia due to the complexity of the tax system, ongoing amendments to the tax regulations, accounting changes with implications on tax bases and in general the legal instability of the country, the tax authority may at any time have different criteria to that of the Bancolombia Group. Consequently, a dispute or inspection by the tax authority on a tax treatment may affect the Group Bancolombia accounting of assets or liabilities for deferred or current taxes, in accordance with the requirements of IAS 12. In the other countries where the Group is present, uncertain tax positions were not recognized.

For Colombia, the Group recognizes the uncertain tax positions according to the criteria established in the interpretation of IFRIC 23. Additionally, these positions were updated in the course of 2020. The movement of the provision as of December 2020 is presented below and 2019:

Balance December				Balance December
2019	Update	Payments	Reversal	2020
102,552	10,970	-	-	113,522

				Balance December
Balance December 2018	Update	Payments	Reversal	2019
114,968	12,700	6,085	19,031	102,552